INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in available-for-sale securities

(in thousands of $)	2015	2014
Golar Partners (see note 13)	25,530	275,307